ACQUISITIONS - Assets acquired and liabilities assumed (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Oct. 09, 2024	Aug. 05, 2024	Dec. 31, 2023
ACQUISITIONS
Goodwill	$ 2,604,288	$ 5,216,788	$ 1,728,108			$ 2,246,619
DeliveryCircle, LLC
ACQUISITIONS
Cash					$ 699,292
Accounts receivable					620,189
Prepaid expenses and other assets					41,284
Fair value of identifiable intangible assets					586,000
Accounts payable					(218,417)
Accrued expenses and other current liabilities					(135,789)
Net assets acquired					1,592,559
Goodwill					$ 790,451
Green Energy Gains
ACQUISITIONS
Cash				$ 18,680
Accounts receivable				17,367
Property and equipment				35,651
Fair value of identifiable intangible assets				97,790
Accounts payable				(29,168)
Accrued expenses and other current liabilities				(22,737)
Net assets acquired				117,583
Goodwill				$ 259,347